Document and Entity Information	6 Months Ended
Feb. 28, 2018
Document And Entity Information
Entity Registrant Name	UBI Blockchain Internet LTD-DE
Entity Central Index Key	0001500242
Document Type	POS AM
Document Period End Date	Feb. 28, 2018
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Filer Category	Smaller Reporting Company
Trading Symbol	UBIA